COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
		Operating Leases
	Capital Leases	Equipment	Facilities	Total

Payments made in 2012	$94,595	$411,454	$497,097	$908,551
Future minimum lease commitments:
2013	4,832	295,088	573,735	868,823
2014	-	245,100	348,212	593,312
2015	-	228,300	133,048	361,348
2016	-	54,450	-	54,450
2017	-	-	-	-
Total future minimum lease commitments	$4,832	$822,938	$1,054,995	$1,877,933

Less amount representing interest	(122)
Present value of future minimum lease commitments	4,710
Less current portion	(4,710)

Long term portion	$-